HIGHLAND FLOATING RATE ADVANTAGE FUND

                           HIGHLAND FLOATING RATE FUND

                        Supplement Dated November 2, 2005
          To Class A, B and C Shares Prospectuses Dated January 1, 2005

                                       and

              To Class Z Shares Prospectuses Dated January 1, 2005

                                       and

          To Statements of Additional Information Dated January 1, 2005

                HIGHLAND INSTITUTIONAL FLOATING RATE INCOME FUND

                        Supplement Dated November 2, 2005
                       To Prospectus Dated January 1, 2005

                                       and

            Statement of Additional Information Dated January 1, 2005

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         On  September  22,  2005,  the Board of  Trustees  of each of  Highland
Floating Rate Advantage Fund, Highland Floating Rate Fund, and Highland Institutional Floating Rate Income Fund (each a "Fund" and collectively the "Funds") unanimously voted to approve a modification to each Fund's investment policy to allow each Fund to invest up to 20% of its total assets in senior loans, the interest rates of which are fixed and do not float or vary periodically based upon a benchmark indicator of prevailing interest rates.
Accordingly, the following revisions are being made to the prospectus and Statement of Additional Information of each Fund:

         THE FOLLOWING REPLACES (1) THE FOURTH PARAGRAPH IN EACH FUND'S PROSPECTUS UNDER THE HEADING "PROSPECTUS SUMMARY - INVESTMENT POLICIES", (2) THE FIRST SENTENCE IN THE THIRD PARAGRAPH IN EACH FUND'S PROSPECTUS UNDER THE HEADING "INVESTMENT OBJECTIVE AND POLICIES - POLICIES" AND (3) THE FIRST SENTENCE IN THE THIRD PARAGRAPH IN EACH FUND'S STATEMENT OF ADDITIONAL INFORMATION UNDER THE HEADING "INVESTMENT POLICIES":

         In addition, during normal market conditions, the Portfolio may invest up to 20% of its total assets (including assets maintained by the Portfolio as a reserve against any additional loan commitments) in (i) high quality, short-term debt securities with remaining maturities of one year or less; (ii) warrants, equity securities and, in limited circumstances, junior debt securities acquired in connection with the Portfolio's investments in Senior Loans; and (iii) Senior Loans, the interest rates of which are fixed and do not float or vary periodically based upon a benchmark indicator of prevailing interest rates.
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         THE FOLLOWING  REPLACES (1) THE FIRST SENTENCE IN THE SEVENTH PARAGRAPH
IN EACH FUND'S PROSPECTUS UNDER THE HEADING "HOW THE PORTFOLIO INVESTS - SENIOR LOANS" AND (2) THE SECOND SENTENCE IN THE FIRST PARAGRAPH IN EACH FUND'S STATEMENT OF ADDITIONAL INFORMATION UNDER THE HEADING "PORTFOLIO INVESTMENTS AND STRATEGIES - SENIOR LOANS":

         Senior Loans in which the Portfolio will invest generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium, although the Portfolio may invest up to 20% of its total assets in fixed rate Senior Loans.

         THE FOLLOWING IS REPLACES THE SIXTH SENTENCE IN THE FIRST PARAGRAPH IN EACH FUND'S PROSPECTUS UNDER THE HEADING "PRINCIPAL RISKS - INTEREST RATE RISK":

         Consequently, the Fund's exposure to fluctuations in interest rates will generally be limited until the time that the interest rate on the floating rate Senior Loans in its Portfolio are reset, but the Fund will be exposed at all times to fluctuations in interest rates with respect to the fixed rate investments in its Portfolio, if any.








         INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS AND
            STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

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